16A. WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrants Tables
Warrants activity
Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2016	2,945,000	$5.98
Issued	—	—
Exercised	1,332,885	1.28
Expired	—	—
Balance at September 30, 2017	1,612,115	$9.28

A summary of warrants outstanding at December 31, 2015 and issued, exercised and expired during the year ended December 31, 2016 is as follows (amounts have been adjusted to reflect the reverse stock split):

Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2015	525,000	$6.90
Issued	2,420,000	5.80
Exercised	—	—
Expired	—	—
Balance at December 31, 2016	2,945,000	$5.98

Summary of warrants issued
Warrants:	Number of Shares	Exercise price at September 30, 2017	Original Exercise Price	Fair Value as of September 30, 2017	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	750,000	$9.22	$10.00	$1,043,761	$3,300,671	January 31, 2018
Warrant “H”	250,000	$9.22	$12.00	715,215	1,524,805	January 31, 2019
Warrant “I”	250,000	$9.22	$14.00	1,015,607	1,568,460	January 31, 2020
	1,250,000			$2,774,583	$6,393,936

On November 4, 2016, the Company issued a Warrant “G”, a Warrant “H” and a Warrant “I” to T Squared (“Warrants “G”, “H” and “I”). A summary of Warrants “G”, “H” and “I” issued to T Squared is as follows:

Warrants:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	750,000	$10.00	$3,300,671	January 31, 2018
Warrant “H”	250,000	$12.00	$1,524,805	January 31, 2019
Warrant “I”	250,000	$14.00	$1,568,460	January 31, 2020
	1,250,000		$6,393,936

On December 29, 2016, in connection with the purchase by the Company of 25% of the outstanding membership interests of Dolphin Kids Club, LLC, the termination of an Equity Finance Agreement and the debt exchange of First Loan and Security Notes, Web Series Notes and Second Loan and Security Notes (See Note 6), the Company issued Warrant “J” and Warrant “K” (Warrants “J” and “K”) to the seller. A summary of Warrants “J” and “K” follows:

Warrant:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “J”	1,085,000	$0.03	$12,993,342	December 29, 2020
Warrant “K”	85,0000	$0.03	$1,017,912	December 29, 2020
	1,170,000		$14,011,254